Corporate Restructuring Plan - Narrative (Details) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Apr. 30, 2023	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022	Jan. 30, 2023 operation
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	$ 46,283		$ 0	$ 71,847	$ 0
Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Number of business operations | operation							15
Restructuring and impairment charges	46,283			71,847
Expected restructuring costs remaining	$ 2,500			$ 2,500
US | Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Workforce reductions percentage		96.00%				60.00%
UK | Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Workforce reductions percentage		42.00%				40.00%